Commitments - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2010
Operating Leased Assets [Line Items]
Incremental borrowing rate		12.00%
ROU asset, impairment loss		$ 50,000	$ 0	$ 0
Amount payable upon the achievement of specified regulatory milestone					$ 18,000,000
Operating lease term July 2014 through December 2019 [Member]
Operating Leased Assets [Line Items]
Lease renewal term		5 years
Operating lease term September 2015 through September 2020 [Member]
Operating Leased Assets [Line Items]
Percentage of base rent escalator	3.00%
Rent expense	$ 33,000
Lease agreement rent expense for future period	$ 39,000
ROU asset, impairment loss		$ 50,000